UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4009

GOVERNMENT SECURITIES VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION FIXED/VARIABLE ANNUITIES FOR PERSONAL INVESTMENTS AND QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • March 31, 2009

Government Securities Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited)

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - 99.0%
Agency - Other - 4.8%
Financing Corp., 9.4%, 2018	$1,020,000	$1,495,874
Financing Corp., 10.35%, 2018	500,000	773,662
Financing Corp., STRIPS, 0%, 2017	1,220,000	903,210

		$3,172,746

Asset Backed & Securitized - 1.1%
Banc of America Commercial Mortgage, Inc., FRN, 5.837%, 2049	$276,364	$187,321
Commercial Mortgage Pass-Through Certificates, 5.306%, 2046	424,864	296,940
GS Mortgage Securities Corp., 5.56%, 2039	128,681	96,621
JPMorgan Chase Commercial Mortgage Securities Corp., 5.818%, 2049	249,825	171,820

		$752,702

Mortgage Backed - 67.5%
Fannie Mae, 5.503%, 2011	$79,000	$84,412
Fannie Mae, 6.088%, 2011	124,000	133,038
Fannie Mae, 4.73%, 2012	90,408	94,265
Fannie Mae, 4.79%, 2012 - 2015	1,031,815	1,068,022
Fannie Mae, 4.845%, 2013	249,705	261,684
Fannie Mae, 5%, 2013 - 2035	3,259,733	3,375,500
Fannie Mae, 5.06%, 2013	100,534	105,006
Fannie Mae, 4.589%, 2014	100,238	104,050
Fannie Mae, 4.6%, 2014	120,431	124,990
Fannie Mae, 4.609%, 2014	365,196	379,452
Fannie Mae, 4.77%, 2014	101,736	106,188
Fannie Mae, 4.84%, 2014	728,298	764,194
Fannie Mae, 4.872%, 2014	461,970	483,182
Fannie Mae, 5.1%, 2014 - 2015	195,858	206,929
Fannie Mae, 4.5%, 2015 - 2028	2,279,728	2,358,036
Fannie Mae, 4.56%, 2015	155,425	160,782
Fannie Mae, 4.62%, 2015	173,176	179,683
Fannie Mae, 4.665%, 2015	104,939	109,112
Fannie Mae, 4.7%, 2015	120,605	125,590
Fannie Mae, 4.74%, 2015	97,151	101,361
Fannie Mae, 4.81%, 2015	123,267	129,393
Fannie Mae, 4.815%, 2015	117,000	122,510
Fannie Mae, 4.82%, 2015	241,970	253,250
Fannie Mae, 4.89%, 2015	84,985	89,251
Fannie Mae, 4.921%, 2015	300,495	316,304
Fannie Mae, 5.466%, 2015	113,673	122,880
Fannie Mae, 6.5%, 2016 - 2037	1,375,579	1,456,286
Fannie Mae, 5.5%, 2017 - 2037	10,177,133	10,598,255
Fannie Mae, 6%, 2017 - 2037	3,135,156	3,282,295
Fannie Mae, 4.88%, 2020	80,528	84,520
Fannie Mae, 7.5%, 2022 - 2031	134,235	145,605
Freddie Mac, 4.375%, 2015	318,153	323,859
Freddie Mac, 4.5%, 2015 - 2026	540,334	548,697
Freddie Mac, 5%, 2016 - 2032	3,304,268	3,395,803
Freddie Mac, 6%, 2019 - 2038	3,418,836	3,583,569
Freddie Mac, 5.5%, 2022 - 2036	5,712,496	5,918,861
Freddie Mac, 6.5%, 2032 - 2037	535,427	568,402
Ginnie Mae, 5.5%, 2033 - 2038	2,301,774	2,402,036
Ginnie Mae, 5.612%, 2058	385,018	389,350
Ginnie Mae, 6.36%, 2058	340,346	352,617

		$44,409,219

Municipals - 4.0%
California Educational Facilities Authority Rev. (Stanford University), “T-1”, 5%, 2039	$670,000	$678,335
Harris County, TX, “C”, FSA, 5.25%, 2027	125,000	134,833
Illinois Regional Transportation Authority, “A”, FSA, 5.75%, 2034	375,000	401,408
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2028	350,000	370,069
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 2027	250,000	273,590
Massachusetts Water Pollution Abatement Trust, 5.25%, 2033	115,000	119,342
Massachusetts Water Resources Authority Rev., “B”, FSA, 5.25%, 2035	440,000	446,908
New York Dormitory Authority Rev. (New York University), “1”, AMBAC, 5.5%, 2040	190,000	202,645

		$2,627,130

U.S. Government Agencies and Equivalents - 8.6%
Aid-Egypt, 4.45%, 2015	$473,000	$502,667
Empresa Energetica Cornito Ltd., 6.07%, 2010	712,000	731,281
Farmer Mac, 5.5%, 2011 (n)	690,000	739,230
PNC Funding Corp., 2.3%, 2012 (m)	495,000	499,767
Small Business Administration, 10.05%, 2009	843	843
Small Business Administration, 8.7%, 2009	8,581	8,725
Small Business Administration, 6.44%, 2021	357,434	387,592
Small Business Administration, 6.625%, 2021	425,646	463,971
Small Business Administration, 4.98%, 2023	197,676	208,173
Small Business Administration, 4.77%, 2024	438,026	462,599
Small Business Administration, 4.99%, 2024	201,965	213,406
Small Business Administration, 5.11%, 2025	267,674	283,374
U.S. Department of Housing & Urban Development, 6.36%, 2016	500,000	541,539
U.S. Department of Housing & Urban Development, 6.59%, 2016	611,000	617,536

		$5,660,703

U.S. Treasury Obligations - 13.0%
U.S. Treasury Bonds, 11.25%, 2015	$201,000	$303,274
U.S. Treasury Bonds, 9.25%, 2016	19,000	27,344
U.S. Treasury Bonds, 7.5%, 2016	218,000	292,682
U.S. Treasury Bonds, 4.75%, 2017	1,494,000	1,747,514

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PORTFOLIO OF INVESTMENTS	3/31/09 (Unaudited) - continued

Government Securities Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Bonds, 7.875%, 2021	$63,000	$91,360
U.S. Treasury Bonds, 6.25%, 2023	16,000	21,050
U.S. Treasury Bonds, 6.75%, 2026 (f)	1,224,000	1,741,140
U.S. Treasury Bonds, 5.25%, 2029	876,000	1,078,712
U.S. Treasury Bonds, 4.375%, 2038	41,000	46,573
U.S. Treasury Notes, 4.75%, 2010	450,000	466,190
U.S. Treasury Notes, 5.125%, 2011	2,115,000	2,318,899
U.S. Treasury Notes, 4.125%, 2012	53,000	58,043
U.S. Treasury Notes, 4%, 2014	211,000	234,754
U.S. Treasury Notes, 3.75%, 2018	115,000	125,359

		$8,552,894

Total Bonds		$65,175,394

MONEY MARKET FUNDS (v) - 0.5%
MFS Institutional Money Market Portfolio, 0.23%, at Net Asset Value	320,001	$320,001

Total Investments		$65,495,395

OTHER ASSETS, LESS LIABILITIES - 0.5%		300,553

NET ASSETS - 100.0%		$65,795,948

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(m)	The debt is guaranteed under the Federal Deposit Insurance Corporation’s (FDIC) Temporary Liquidity Guarantee Program and is backed by the full faith and credit of the United States. The expiration date of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $739,230 representing 1.1% of net assets.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Insurers
AMBAC	AMBAC Indemnity Corp.
FSA	Financial Security Assurance Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

Government Securities Variable Account

Supplemental Information (Unaudited) 3/31/09

(1) Fair Value Disclosure

The variable account adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the variable account’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of March 31, 2009 in valuing the variable account’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$320,001	$65,175,394	$—	$65,495,395
Other Financial Instruments	$19,590	$—	$—	$19,590

(2) Derivative Contracts at 3/31/09

Futures contracts outstanding at 3/31/09

Description	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
U.S. Treasury Bond 30 yr (Short)	15	$1,945,547	Jun-09	$(44,935)
U.S. Treasury Note 5 yr (Long)	30	3,562,969	Jun-09	56,379
U.S. Treasury Note 10 yr (Long)	3	372,234	Jun-09	8,146

				$19,590

At March 31, 2009, the variable account had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	5,315,982	(4,995,981)	320,001

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$541	$320,001

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: GOVERNMENT SECURITIES VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: May 14, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: May 14, 2009

*	Print name and title of each signing officer under his or her signature.